Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of available for sale and held to maturity securities reconciliation
The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2014
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,995	$—	$(1,207)	$32,788
Residential mortgage-backed securities	60,196	442	(489)	60,149
Agency collateralized mortgage obligations	409,823	2,250	(7,064)	405,009
Municipal securities	29,985	225	(118)	30,092
Total	$533,999	$2,917	$(8,878)	$528,038
Held to Maturity:
U.S. Government agency securities	$149,112	$—	$(4,658)	$144,454
Residential mortgage-backed securities	14,226	480	—	14,706
Agency collateralized mortgage obligations	146,952	649	(1,711)	145,890
Corporate debt securities	5,000	63	—	5,063
Municipal securities	9,704	107	(1)	9,810
Total	$324,994	$1,299	$(6,370)	$319,923

	December 31, 2013
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,995	$—	$(4,069)	$29,926
Residential mortgage-backed securities	65,795	—	(3,295)	62,500
Agency collateralized mortgage obligations	483,591	1,141	(17,668)	467,064
Municipal securities	27,950	—	(1,517)	26,433
Total	$611,331	$1,141	$(26,549)	$585,923
Held to Maturity:
U.S. Government agency securities	$149,096	$—	$(16,082)	$133,014
Residential mortgage-backed securities	7,849	197	—	8,046
Agency collateralized mortgage obligations	118,893	251	(4,465)	114,679
Corporate debt securities	5,000	149	—	5,149
Municipal securities	2,976	—	(167)	2,809
Total	$283,814	$597	$(20,714)	$263,697

Amortized cost and fair value of debt securities by contractrual maturity
The amortized cost and fair value of debt securities by contractual maturity at December 31, 2014 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$5,000	$5,063
Due after one year through five years	4,797	4,812	—	—
Due after five years through ten years	49,660	48,586	100,773	97,199
Due after ten years	9,523	9,482	58,043	57,065
	63,980	62,880	163,816	159,327
Residential mortgage-backed securities	60,196	60,149	14,226	14,706
Agency collateralized mortgage obligations	409,823	405,009	146,952	145,890
Total	$533,999	$528,038	$324,994	$319,923

Gains (losses) on the sales of debt securities and credit losses for OTTI of investments
The following table summarizes the Company's gains and losses on the sales or calls of debt securities and credit losses (if any) recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized Losses	OTTI Credit Losses	Net Gains (Losses)
Years Ended:
December 31, 2014	$388	$(470)	$—	$(82)
December 31, 2013	1,826	(1,162)	—	664
December 31, 2012	2,889	(1,838)	(649)	402

Fair value and gross unrealized losses
The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$—	$—	$32,788	$(1,207)	$32,788	$(1,207)
Residential mortgage-backed securities	—	—	24,636	(489)	24,636	(489)
Agency collateralized mortgage obligations	21,687	(77)	212,908	(6,987)	234,595	(7,064)
Municipal securities	—	—	5,021	(118)	5,021	(118)
Total	$21,687	$(77)	$275,353	$(8,801)	$297,040	$(8,878)
Held to Maturity:
U.S. Government agency securities	$—	$—	$144,454	$(4,658)	$144,454	$(4,658)
Agency collateralized mortgage obligations	31,289	(255)	27,282	(1,456)	58,571	(1,711)
Municipal securities	1,013	(1)	—	—	1,013	(1)
Total	$32,302	$(256)	$171,736	$(6,114)	$204,038	$(6,370)

	December 31, 2013
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$8,077	$(918)	$21,849	$(3,151)	$29,926	$(4,069)
Residential mortgage-backed securities	62,500	(3,295)	—	—	62,500	(3,295)
Agency collateralized mortgage obligations	363,993	(16,182)	15,574	(1,486)	379,567	(17,668)
Municipal securities	26,433	(1,517)	—	—	26,433	(1,517)
Total	$461,003	$(21,912)	$37,423	$(4,637)	$498,426	$(26,549)
Held to Maturity:
U.S. Government agency securities	$110,435	$(13,661)	$22,579	$(2,421)	$133,014	$(16,082)
Agency collateralized mortgage obligations	98,082	(4,465)	—	—	98,082	(4,465)
Municipal securities	2,809	(167)	—	—	2,809	(167)
Total	$211,326	$(18,293)	$22,579	$(2,421)	$233,905	$(20,714)

Cumulative life credit losses recognized in earnings
The Company did not hold private-label CMOs as of December 31, 2014 or December 31, 2013. The table below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs for the year ended December 31, 2012.

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2012	$2,949	$—	$2,949
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	—	649
Reduction due to credit impaired security sold	(3,598)	—	(3,598)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2012	$—	$—	$—